Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Fees	Total Payments
Total	$ 28,869	$ 325,601	$ 354,470
UNITED STATES
Total	28,869	325,601	354,470
UNITED STATES | Douglas County
Total		111	111
UNITED STATES | Government of the United States
Total		306,176	306,176
UNITED STATES | Lyon County
Total	$ 28,869	18,534	47,403
UNITED STATES | Mineral County
Total		$ 780	$ 780